Regulatory and Agency Capital Requirements	12 Months Ended
Dec. 31, 2013
Regulatory and Agency Capital Requirements [Abstract]
Regulatory and Agency Capital Requirements

Note 26: Regulatory and Agency Capital Requirements

The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal regulatory agencies. The Federal Reserve establishes capital requirements, including well capitalized standards, for the consolidated financial holding company, and the OCC has similar requirements for the Company's national banks, including Wells Fargo Bank, N.A. (the Bank).

We do not consolidate our wholly-owned trust (the Trust) formed solely to issue trust preferred and preferred purchase securities (the Securities). Securities issued by the Trust includable in Tier 1 capital were $2.1 billion at December 31, 2013. During first quarter 2013, we redeemed $2.8 billion of trust preferred securities. Under applicable regulatory capital guidelines issued by bank regulatory agencies, upon notice of redemption, the redeemed trust preferred securities no longer qualify as Tier 1 Capital for the Company. This redemption was in connection with the Capital Plan the Company submitted to the Federal Reserve Board in 2012.

Effective January 1, 2013, the Company implemented changes to the market risk capital rule, commonly referred to as Basel 2.5, as required by U.S. banking regulators. Basel 2.5 requires banking organizations with significant trading activities to adjust their capital requirements to better account for the market risks of those activities. The market risk capital rule is reflected in the Company's calculation of risk-weighted assets and upon initial adoption in first quarter 2013, negatively impacted capital ratios under Basel I by approximately 25 basis points, but did not impact our ratio under Basel III, as its impact has historically been included in our calculations.

The Bank is an approved seller/servicer, and is required to maintain minimum levels of shareholders' equity, as specified by various agencies, including the United States Department of Housing and Urban Development, GNMA, FHLMC and FNMA. At December 31, 2013, the Bank met these requirements. Other subsidiaries, including the Company's insurance and broker-dealer subsidiaries, are also subject to various minimum capital levels, as defined by applicable industry regulations.  The minimum capital levels for these subsidiaries, and related restrictions, are not significant to our consolidated operations.

The following table presents regulatory capital information for Wells Fargo & Company and Wells Fargo Bank, N.A.

	Wells Fargo & Company		Wells Fargo Bank, N.A.		Well-	Minimum
	December 31,				capitalized	capital
(in billions, except ratios)	2013	2012	2013	2012	ratios (1)	ratios (1)
Regulatory capital:
Tier 1	$140.7	126.6	110.0	101.3
Total	176.2	157.6	136.4	124.8

Assets:
Risk-weighted	$1,141.5	1,077.1	1,057.3	1,002.0
Adjusted average (2)	1,466.7	1,336.4	1,324.0	1,195.9

Capital ratios:
Tier 1 capital	12.33%	11.75	10.40	10.11	6.00	4.00
Total capital	15.43	14.63	12.90	12.45	10.00	8.00
Tier 1 leverage (2)	9.60	9.47	8.31	8.47	5.00	4.00

  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.
  The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.